Taxation - Summary of Tax Loss Carryforwards (Detail) ¥ in Thousands	Dec. 31, 2021 CNY (¥)
Operating Loss Carryforwards [Line Items]
Loss	¥ 15,546,804
Tax losses	556,521
Loss expiring in 2022 [Member]
Operating Loss Carryforwards [Line Items]
Loss	8,902
Loss expiring in 2023 [Member]
Operating Loss Carryforwards [Line Items]
Loss	105,208
Loss expiring in 2024 [Member]
Operating Loss Carryforwards [Line Items]
Loss	591,759
Loss expiring in 2025 [Member]
Operating Loss Carryforwards [Line Items]
Loss	1,656,578
Loss expiring in 2026 [Member]
Operating Loss Carryforwards [Line Items]
Loss	3,455,514
Loss expiring in 2027 [Member]
Operating Loss Carryforwards [Line Items]
Loss	310,939
Loss expiring in 2028 [Member]
Operating Loss Carryforwards [Line Items]
Loss	1,627,910
Loss expiring in 2029 [Member]
Operating Loss Carryforwards [Line Items]
Loss	4,400,603
Loss expiring in 2030 [Member]
Operating Loss Carryforwards [Line Items]
Loss	1,406,957
Loss expiring in 2031 [Member]
Operating Loss Carryforwards [Line Items]
Loss	1,982,434
United States [Member]
Operating Loss Carryforwards [Line Items]
Tax losses	79,949
Hong Kong [Member]
Operating Loss Carryforwards [Line Items]
Tax losses	¥ 476,572